Cover	Jul. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2023
Entity File Number	001-39812
Entity Registrant Name	Midwest Holding Inc.
Entity Central Index Key	0000355379
Entity Tax Identification Number	20-0362426
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2900 South 70th Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Lincoln
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68506
City Area Code	402
Local Phone Number	817-5701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting Common Stock, $0.001 par value
Trading Symbol	MDWT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false